Contingent Acquisitions	12 Months Ended
Dec. 31, 2015
Contingent Acquisition [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
15. Contingent Acquisitions

On March 31, 2015, the Company entered into a share purchase agreement, as amended on June 4, 2015 (the “Purchase Agreement”) with the shareholders of vivoPharm Pty. Ltd., a corporation organized under the laws of Australia (“vivoPharm”) to acquire 100% of the capital stock of vivoPharm and its subsidiaries (the “Acquisition”).  The purchase price for the vivoPharm shares is $12,063,084 (the “Purchase Price”), of which (i) $100,000.00 was payable by way of deposit prior to the closing of the Acquisition (the “Deposit”), to be credited as partial payment towards the Purchase Price, (ii) $5,690,280 is payable in cash at the closing of the Acquisition (the “Closing Cash Consideration”, together with the Deposit, the “Cash Consideration”) and (iii) the balance of $6,272,804 is payable in the form of 627,280.4 shares of the new Company’s 4% Series A Convertible Preferred Stock, with a liquidation value of $10.00 per share, to be issued to vivoPharm on the closing date of the Acquisition (“Series A Convertible Preferred Stock”).  On August 7, 2015 the Company and vivoPharm agreed to extend the closing date to Janaury 31, 2016.

As of December 31, 2015, the Company has not raised any funds for the Acquisition and the Company wrote off the $100,000 deposit. The agreement terminated on January 31, 2016.